Cover	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	DEFR14A
Amendment Flag	true
Amendment Description	EXPLANATORY NOTEOn April 6, 2026, Innovative Food Holdings, Inc. (the “Company”) filed with the Securities and Exchange Commission a definitive proxy statement on Schedule 14A (as amended or supplemented to date, the “Proxy Statement”) relating to the Company’s Annual Meeting of Stockholders (the “Annual Meeting”) to be held on May 19, 2026, at 10:00 a.m. Eastern Time.This amendment to the Proxy Statement (this “Amendment”) is being filed to correct the following inadvertent error contained in the Proxy Statement: ● To update the graph under the section “Governance of the Company - Pay versus Performance - Compensation Actually Paid and Cumulative Total Shareholder Return (“TSR”)” of the Proxy Statement. Except as specifically updated and revised by this Amendment, all information set forth in the Proxy Statement remains unchanged and should be considered in casting your vote by proxy or in person at the Annual Meeting. Capitalized terms not defined in this Amendment have the meanings set forth in the Proxy Statement.
Entity Information [Line Items]
Entity Registrant Name	Innovative Food Holdings, Inc.
Entity Central Index Key	0000312257